Parent Company Information - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current assets:
Cash	$ 247,586
Loans receivable	4,515,050
Other receivables	37,000	1
Total current assets	4,799,636	1
Non-current assets:
Deferred offering cost		80,000
Investment in subsidiaries	3,451,043	4,709,197
Total non-current assets	3,451,043	4,789,197
Total Assets	8,250,679	4,789,198
Current Liabilities
Other payables and other current liabilities	495,975	472,350
Total current liabilities	495,975	472,350
Total Liabilities	495,975	472,350
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 18,748,000 and 17,000,000 shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively)	1,875	1,700
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	6,833,912	2,236,677
Statutory reserves	761,989	755,100
Retained earnings	452,050	1,583,977
Accumulated other comprehensive loss	(293,423)	(258,907)
Total Equity	7,754,704	4,316,848
Total Liabilities and Equity	$ 8,250,679	$ 4,789,198